Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 19,830,128	$ 245,908
Advances to suppliers and other current assets		40,273,708	14,433,069
Other receivables		514,010	57,723
TOTAL CURRENT ASSETS		60,617,846	14,736,700
Property and equipment, net		28,612,940	32,321,643
Right-of-use assets		9,262,875	6,151,204
Other non-current assets		60,793	29,017,886
TOTAL NON-CURRENT ASSETS		37,936,608	67,490,733
TOTAL ASSETS		98,554,454	82,227,433
CURRENT LIABILITIES
Accounts payable			4,259,820
Accrued expenses and other payables		2,866,355	3,037,092
Tax payable		449,285	1,012,103
Advances from customers		1,471,227	5,732,349
Loan payables		198,219	139,280
Lease liability-current		836,591	346,005
TOTAL CURRENT LIABILITIES		5,821,677	14,526,649
NON-CURRENT LIABILITIES
Lease liability-non-current		8,768,845	5,805,199
Other non-current liabilities		243,314	237,472
TOTAL NON-CURRENT LIABILITIES		9,017,159	6,650,026
TOTAL LIABILITIES		14,838,836	21,176,675
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Additional paid-in capital		28,707,696	6,189,739
Statutory reserve		3,488,991	3,462,673
Retained earnings		53,736,691	55,559,561
Accumulated other comprehensive loss		(2,238,378)	(4,166,390)
Total stockholders’ equity		83,715,618	61,050,758
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		98,554,454	82,227,433
Related Party
NON-CURRENT LIABILITIES
Amount due to related party		5,000	607,355
Class A Ordinary Shares
STOCKHOLDERS’ EQUITY
Ordinary shares value	[1]	19,618	4,175
Class B Ordinary Shares
STOCKHOLDERS’ EQUITY
Ordinary shares value	[1]	$ 1,000	$ 1,000

[1]	Share have been retroactively adjusted to reflect the decreased number of shares resulting from a reverse stock split effective from September 19, 2024 (Note 1).